RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of Fair Value Hierarchy of Financial Instruments
The fair value hierarchy of the Company's consolidated financial instruments, as well as the comparison between book value fair value, are identified below:

			Carrying amount		Fair value
			December 31,		December 31,
Description	Note	Level	2025	2024	2025	2024

Assets
Long-term investments – TAP Bond	7	2	—	1,004,505	—	1,004,505
Derivative financial instruments

Liabilities and equity
Loans and financing	19	—	(23,059,604)	(14,981,417)	(24,248,794)	(13,949,702)
Convertible debt instruments – conversion right	21	2	(6,448)	(51,740)	(6,448)	(51,740)
Derivative financial instruments	23	2	—	(65,375)	—	(65,375)

Schedule of Sensitivity Analysis of Financial Instruments
As of December 31, 2025, the Company held assets and liabilities linked to different types of interest rates. In the sensitivity analysis of non-derivative financial instruments, the impact was considered only on positions with values exposed to such fluctuations:

	Consolidated
	Exposure to CDI		Exposure to SOFR
Description	Rate (p.a.)	December 31, 2025	Weighted rate (p.a.)	December 31, 2025

Exposed assets (liabilities), net	14.9%	(30,742)	3.7%	(1,495,146)

Effect on profit or loss
Interest rate devaluation by -10%	13.4%	4,944	3.3%	5,485
Interest rate devaluation by -25%	11.2%	12,360	2.8%	13,712
Interest rate appreciation by 10%	16.4%	(4,944)	4.0%	(5,485)
Interest rate appreciation by 25%	18.6%	(12,360)	4.6%	(13,712)
The following table demonstrates the sensitivity analysis of the price fluctuation of QAV liter:

	Exposure to price
Description	Price (a)	December 31, 2025

Aircraft fuel	4.2	(5,710,291)

Effect on profit or loss
Devaluation by -10%	3.8	571,029
Devaluation by -25%	3.2	1,427,573
Appreciation by 10%	4.6	(571,029)
Appreciation by 25%	5.3	(1,427,573)
(a)    Average price per liter.
Sensitivity analysis

	Exposure to US$		Exposure to €
Description	Closing rate	December 31, 2025	Closing rate	December 31, 2025

Exposed assets (liabilities), net	5.5	(35,729,371)	6.5	125,823

Effect on profit or loss
Foreign currency devaluation by -10%	5.0	3,572,937	5.8	(12,582)
Foreign currency devaluation by -25%	4.1	8,932,343	4.9	(31,456)
Foreign currency appreciation by 10%	6.1	(3,572,937)	7.1	12,582
Foreign currency appreciation by 25%	6.9	(8,932,343)	8.1	31,456

Schedule of Foreign Exchange Risk
The equity exposure to the main variations in exchange rates is shown below:

	Exposure to US$		Exposure to €
	December 31,		December 31,
Description	2025	2024	2025	2024

Assets
Cash and cash equivalents	560,717	76,267	12,237	6,420
Long-term investments	—	—	—	1,004,505
Accounts receivable	217,266	687,396	11,469	2,927
Deposits	2,588,149	3,257,360	74,253	11,581
Other assets	60,905	72,360	29,464	5,535
Total assets	3,427,037	4,093,383	127,423	1,030,968

Liabilities and equity
Loans and financing	(21,818,077)	(13,720,427)	—	—
Leases	(12,583,452)	(21,250,461)	—	—
Convertible debt instruments	(397,365)	(1,182,368)	—	—
Accounts payable	(2,847,888)	(3,356,243)	(1,516)	—
Airport taxes and fees	(2,203)	(3,373)	—	—
Provisions	(1,507,285)	(3,947,439)	—	—
Other liabilities	(138)	(31,055)	(84)	(15)
Total liabilities	(39,156,408)	(43,491,366)	(1,600)	(15)
Net exposure	(35,729,371)	(39,397,983)	125,823	1,030,953
Net exposure in foreign currency	(6,493,416)	(6,362,415)	19,450	160,178

Schedule of Maturity of Derivative Financial Liabilities
The maturity schedules of the Company’s consolidated financial liabilities as of December 31, 2025 are as follows:

	December 31, 2025
Description	Carrying amount	Contractual cash flows	Until 1 year	From 2 to 5 years	After 5 years

Loans and financing	23,059,604	27,492,023	13,811,356	13,470,438	210,229
Leases	12,711,063	23,182,542	3,601,304	13,622,961	5,958,277
Convertible debt instruments	397,366	856,189	88,996	767,193	—
Accounts payable	4,879,744	6,825,688	5,720,153	1,105,535	—
Airport taxes and fees	1,610,637	2,190,683	920,767	563,148	706,768
	42,658,414	60,547,125	24,142,576	29,529,275	6,875,274
35.6
Schedule of Maturity of Non-Derivative Financial Liabilities
The maturity schedules of the Company’s consolidated financial liabilities as of December 31, 2025 are as follows:

	December 31, 2025
Description	Carrying amount	Contractual cash flows	Until 1 year	From 2 to 5 years	After 5 years

Loans and financing	23,059,604	27,492,023	13,811,356	13,470,438	210,229
Leases	12,711,063	23,182,542	3,601,304	13,622,961	5,958,277
Convertible debt instruments	397,366	856,189	88,996	767,193	—
Accounts payable	4,879,744	6,825,688	5,720,153	1,105,535	—
Airport taxes and fees	1,610,637	2,190,683	920,767	563,148	706,768
	42,658,414	60,547,125	24,142,576	29,529,275	6,875,274
35.6